Income Taxes - Schedule of Reconciliation of Net Deferred Tax Assets (Liabilities) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (31.4)	$ (53.4)
Discontinued operations	(8.6)
Impact of foreign exchange	(2.3)	1.8
Adoption of IFRS 15 and IFRS 9	6.7
Tax effect on other comprehensive income	2.0	(2.4)
Tax recovery during the year recognized in net income	1.3	26.4
Deferred taxes acquired through business combinations	(0.7)	(0.8)
Other	(0.1)	(3.0)
Ending balance	$ (33.1)	$ (31.4)